Cover	Oct. 19, 2026	Jun. 14, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 19, 2026
Registrant Name		ENHANCED GROUP INC.
Entity Incorporation, State or Country Code		TX
Entity File Number		001-42769
Entity Address, Address Line One		169 Madison Ave,
Entity Address, Address Line Two		Suite 15101
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10016
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		ENHA
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Tax Identification Number		42-2394886
Entity Ex Transition Period		false
Central Index Key		0001956439
Amendment Flag		false